Financial Risk Management Objectives and Policies - Summary of Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
AUD
Financial liabilities
Net exposure	$ 4,382	$ 130,050
AUD | Cash
Financial assets
Changes in financial assets due to foreign currency risk exposure	7,581	131,914
AUD | Receivables
Financial assets
Changes in financial assets due to foreign currency risk exposure	26	486
AUD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(3,225)	(2,350)
EUR
Financial liabilities
Net exposure		(488)
EUR | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure		(488)
GBP
Financial liabilities
Net exposure	(6)	(3)
GBP | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(6)	(3)
CAD
Financial liabilities
Net exposure	(5)	(13)
CAD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	$ (5)	$ (13)